Responsibilities and Commitments	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Responsibilities and Commitments
19. Responsibilities and Commitments
On August
2
,
2021
,
Eve
 Soluções de Mobilidade Aérea Urbana Ltda. signed an agreement with ERJ to lease two
facilities, one in São José dos Campos and other in Gavião Peixoto, both in the São Paulo state, in Brazil.
On December 15, 2021, Eve UAM, LLC signed a
sub-sublease
agreement with Embraer Engineering & Technology Center (EETC), a wholy owned ERJ subsidiary, to lease a facility in Melbourne, Florida.
After assessing the terms of both agreements, Management concluded that the lease term has not commenced as of June 30, 2022. Thus, no assets or liabilities were recognized.
The Company also entered into the following agreements at Closing:

•	A Tax Receivable Agreement, which generally provides for the payment by the Company of 75% of certain federal and state net tax benefits, if any, that the Company realizes (or, in certain cases, is deemed to realize) as a result of these increases in tax basis, tax benefits related to entering into the Tax Receivable Agreement, and tax benefits attributable to payments under the Tax Receivable Agreement; and

•
A Tax Sharing Agreement, which generally applies if EAH and the Company are members of the same consolidated group, as defined under the Internal Revenue Code. The Tax Sharing Agreement governs certain matters related to the resulting consolidated federal income tax returns, as well as state and local returns filed on a consolidated or combined basis. Generally, the consolidated group’s parent would be liable for the income taxes of the group members (including the Company), rather than the Company being required to pay such income taxes itself. The Tax Sharing Agreement provides for payments from the Company to EAH based on the increase to EAH’s income tax liability as a result of the Company being a member of such group. However, the Tax Sharing Agreement will generally disregard 75% of the tax benefits covered by the Tax Receivable Agreement, consistent with the agreed sharing percentages for such tax savings under the Tax Receivable Agreement. Furthermore, the Tax Sharing Agreement provides for a notional recording of a decrease to EAH’s income tax liability as a result of the Company being a member of such group without a payment being made from EAH to the Company. Instead,such notional accumulated benefits may reduce future payments due by the Company under the Tax Sharing Agreement or Tax Receivable Agreement.

The Company concluded that these agreements do not have impacts to the unaudited condensed consolidated financial statements as of June 30, 2022.